Concentration and Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 HKD ($)
Concentration and Risk [Line Items]
Credit developers	10.00%
Cash, PRC insured		¥ 500,000	$ 500,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Total Revenue [Member] | Maximum [Member]
Concentration and Risk [Line Items]
Total revenue percentage	32.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Total Revenue [Member] | Minimum [Member]
Concentration and Risk [Line Items]
Total revenue percentage	14.00%